Segment Report - Narrative (Details) R in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R) product	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 ZAR (R)
Disclosure of operating segments [line items]
Number of economic products | product	1
Additions other than through business combinations, property, plant and equipment	R 6,192	R 5,103	R 3,553
Operating segments
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	6,192	5,103	3,553
Foreign operations | Operating segments
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	1,249	1,260	959
Foreign operations | Operating segments | Hidden Valley
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	1,249	1,260	959
Wafi-Golpu Joint Operation | Foreign operations
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	R 22	R 34	R 54